PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

(5) PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	December 31,
	2012	2013
Computer equipment	79,251,862	92,885,091
Furniture and office equipment	9,473,470	11,725,416
Leasehold improvements	11,342,046	15,441,407
Purchased software	31,855,569	32,033,056
Capitalized software development costs	60,764,100	85,583,755
Software development projects in progress	1,046,110	444,601
Less: accumulated depreciation	(121,370,971)	(150,133,556)
Property and equipment, net	72,362,186	87,979,770

Depreciation expense for property and equipment was RMB21,286,199, RMB26,934,818 and RMB33,177,649 for the years ended December 31, 2011, 2012 and 2013, respectively.

As of December 31, 2012 and 2013, the Group's capitalized software development costs, including projects in progress, net of accumulated depreciation, were RMB21,210,566 and RMB29,680,777, respectively. For the years ended December 31, 2011, 2012, and 2013, the Group recorded depreciation relating to capitalized software development costs of RMB9,818,104 ,RMB11,530,416 and RMB15,075,396, respectively.